DWS Tax-Exempt Portfolio Annual Fund Operating Expenses - Tax Exempt Cash Managed Shares [Member] - DWS Tax-Exempt Portfolio - Tax-Exempt Cash Managed Shares	Apr. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.53%